Accounts Receivable, net (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Carrying amount of accounts receivable	$ 189,279	$ 188,774	$ 192,534
Loss allowance for lifetime expected credit	0
No Past Due [Member]
Carrying amount of accounts receivable	$ 186,654	186,681	188,414
Weighted average loss rate	0.00%
Loss allowance for lifetime expected credit	$ 0
Past due within 30 days [Member]
Carrying amount of accounts receivable	$ 2,622	1,506	3,875
Weighted average loss rate	0.00%
Loss allowance for lifetime expected credit	$ 0
Past due 31-60 days [Member]
Carrying amount of accounts receivable	3	396	347
Loss allowance for lifetime expected credit	$ 0
Past due 31-60 days [Member] | Bottom of range [member]
Weighted average loss rate	0.00%
Past due 31-60 days [Member] | Top of range [member]
Weighted average loss rate	0.01%
Past due 61-90 days [Member]
Carrying amount of accounts receivable	$ 0	0	0
Loss allowance for lifetime expected credit	$ 0
Past due 61-90 days [Member] | Bottom of range [member]
Weighted average loss rate	0.00%
Past due 61-90 days [Member] | Top of range [member]
Weighted average loss rate	6.29%
Past due 91-120 days [Member]
Carrying amount of accounts receivable	$ 0	1	0
Loss allowance for lifetime expected credit	$ 0
Past due 91-120 days [Member] | Bottom of range [member]
Weighted average loss rate	0.00%
Past due 91-120 days [Member] | Top of range [member]
Weighted average loss rate	18.21%
Past due over 121 days [Member]
Carrying amount of accounts receivable	$ 0	$ 190	$ 1,293
Weighted average loss rate	100.00%
Loss allowance for lifetime expected credit	$ 0